Stock Options: (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of stock option activity under the stock option plans for the nine months ended September 30, 2016:

			Weighted-
			Average
		Weighted-	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of	Exercise	Term	Value
	Shares	Price	(Years)	(in thousands)
Options outstanding at January 1, 2016	8,582,952	$1.32	7.5	$0
Options granted	1,400,000	$0.60
Less options forfeited	(280,418)	$0.66
Less options expired/cancelled	(20,000)	$1.76
Less options exercised	-	$-
Options outstanding at September 30, 2016	9,682,534	$1.24	7.8	$0
Options exercisable at September 30, 2016	7,516,318	$1.36	7.2	$0

The following is a summary of stock option activity under the stock option plans for the years ended December 31, 2015 and 2014:

			Weighted-
			Average
		Weighted-	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of	Exercise	Term	Value
	Shares	Price	(Years)	(in thousands)
Options outstanding at December 31, 2013	6,249,952	$1.48	8.9	$2,605
Options granted	2,350,000	$1.29
Less options forfeited	(830,750)	$1.77
Less options exercised	0	$0.00
Options outstanding at December 31, 2014	7,769,202	$1.40	8.5	$255
Options granted	1,245,000	$0.80
Less options forfeited	(350,000)	$1.02
Less options expired	(81,250)	$1.40
Less options exercised	0	$0.00
Options outstanding at December 31, 2015	8,582,952	$1.32	8.2	$0
Options exercisable at December 31, 2015	5,776,716	$1.41	7.5	$0

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following is a summary of stock options outstanding under the plans as of September 30, 2016:

				Stock Options
	Stock Options Outstanding			Exercisable
		Weighted Avg.	Weighted Avg.		Weighted Avg.
Range of	Number of	Contractual Life	Exercise	Number of	Exercise
Exercise Prices	Shares	(years)	Price	Shares	Price
$ 0.01 - $ 0.71	1,928,082	9.33	$0.60	653,130	$0.61
$ 0.80 - $ 1.00	3,062,048	7.76	$0.93	2,397,551	$0.92
$ 1.11 - $ 1.55	1,120,000	7.55	$1.32	994,411	$1.29
$ 1.64 - $ 2.22	3,572,404	7.08	$1.82	3,471,226	$1.82
	9,682,534	7.80	$1.36	7,516,318	$1.39

The following is a summary of stock options outstanding under the plans as of December 31, 2015:

				Stock Options
	Stock Options Outstanding			Exercisable
		Weighted Avg.	Weighted Avg.		Weighted Avg.
Range of	Number of	Contractual Life	Exercise	Number of	Exercise
Exercise Prices	Shares	(years)	Price	Shares	Price
$ 0.01 - $ 0.71	750,000	8.86	$0.61	528,082	$0.61
$ 0.80 - $ 1.00	3,120,548	8.44	$0.93	1,343,394	$0.96
$ 1.11 - $ 1.55	1,120,000	8.24	$1.32	783,589	$1.23
$ 1.64 - $ 2.22	3,592,404	7.80	$1.82	3,121,651	$1.78
	8,582,952	8.18	$1.32	5,776,716	$1.41